Goodwill impairment - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Changes in goodwill
Impairment of goodwill	¥ 18,395	$ 2,630	¥ 6,934	¥ 35,212
Goodwill	274,326		362,399		$ 39,228
Brand Management
Changes in goodwill
Goodwill	0
E-Commerce
Changes in goodwill
Impairment of goodwill	18,395		6,934	35,212
Goodwill	274,326		¥ 362,399	¥ 312,464
E-Commerce | Baozun
Changes in goodwill
Impairment of goodwill	¥ 18,395